Significant accounting policies (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Significant accounting policies
Cash and cash equivalents	€ 16,604	€ 17,888	€ 75,602	€ 135,509
Financial assets	€ 67,919	€ 76,968